PREPAID LAND USE RIGHTS	12 Months Ended
Dec. 31, 2015
PREPAID LAND USE RIGHTS [Abstract]
PREPAID LAND USE RIGHTS
5.	PREPAID LAND USE RIGHTS

	At December 31,
	2014	2015
	$	$

Prepaid land use rights, cost	25,627,478	25,754,286
Less: Accumulated amortization	(2,252,352)	(2,820,712)
Prepaid land use rights, net	23,375,126	22,933,574

The Group disposed of Sunergy Shanghai during 2014, a subsidiary mainly engaged in Solar cells manufacturing. With the transaction, $4,465,743 and $523,530 of prepaid land use rights at cost and related accumulated amortization were written off. See note 12(a) for further detail.

Amortization expense was$662,677, $567,312 and $561,735for the years ended December 31, 2013, 2014 and 2015.

In 2016, 2017, 2018, 2019 and 2020 the Group will record annual amortization expense of approximately $561,735.